Leases - Schedule of Profit or Loss Shows the Following Amounts Relating to Leases (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Amounts Recognized in Profit or Loss Relating Leases [Abstract]
Depreciation of right-of-use assets	$ 111,408	$ 112,185	$ 64,409
Interest expense	6,188	7,217	4,565
Expenses relating to short-term leases (included in general and administration expenses)		(9,674)	68,634
Expenses relating to variable lease payments not included in lease liabilities (included in general and administration expenses)